Trade Receivables - Allowance for Doubtful Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	$ 3,104	$ 3,603	$ 3,868
Charge to bad debts expense	3,377	1,579	17
Write-off of receivables	(2,909)	(2,000)	(635)
Currency translation adjustment	(72)	(78)	353
Balance at end of year	$ 3,500	$ 3,104	$ 3,603